Commitments and Contingencies (Details)			1 Months Ended			12 Months Ended
	Jul. 27, 2020 USD ($)	Nov. 16, 2016 USD ($)	Jan. 31, 2022 USD ($)	Sep. 30, 2016 USD ($)	Nov. 30, 2015 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 USD ($)
Statement [Line Items]
Committed capital						$ 23,220,000
Committed capital purchase percentage						100.00%			100.00%
Received cash consideration					$ 1,250,000
Receive additional contingent consideration				$ 10,000,000	$ 12,000,000
Fair value of contingent consideration						$ 0		$ 0
Repayment Agreement, interest rate	5.00%	5.00%	6.50%
Repayment agreement, amount due to Denison		$ 100,000	$ 16,000,000
Proceeds from legal settlement	$ 10,000,000
Cash received on repayment agreement								3,100,000	$ 3,900,000
Gains on loan receivable						5,256,000		4,097,000
Maximum availability of letters of credit						23,964,000		$ 23,964,000
Mining License Receivable, net
Statement [Line Items]
Fair value of contingent consideration						0	$ 10,000,000
Contingent consideration upon non-payment
Statement [Line Items]
Fair value of contingent consideration						$ 0
Bottom of Range
Statement [Line Items]
Capital commitments procurement period						12 months	12 months
Top of Range
Statement [Line Items]
Capital commitments procurement period						24 months	24 months
Wheeler River Joint Venture
Statement [Line Items]
Capital commitments including other party commitments									$ 25,814,000
2024 Credit Facility
Statement [Line Items]
Maximum availability of letters of credit						$ 23,964,000